Consolidated Statements of Net Income - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Profit or loss [abstract]
Revenue	$ 2,795.8	$ 2,778.5
Operating expenses
Cost of sales	2,513.5	2,388.7
Administrative and selling expenses	115.0	99.3
Income from operations	167.3	290.5
Other (income) and expenses
Finance income	(10.0)	(13.3)
Finance costs	25.6	17.9
Interest on pension and other post-employment benefit obligations	19.3	17.2
Foreign exchange gain	(1.7)	(41.1)
Change in fair value of warrant liability	(12.1)	(47.7)
Change in fair value of earnout liability	0.1	(5.9)
Change in fair value of share-based compensation liability	1.2	(12.7)
Other (income) and expenses	22.4	(85.6)
Income before income taxes	144.9	376.1
Income tax expense	39.7	77.6
Net income	$ 105.2	$ 298.5
Net income per common share:
Basic	$ 0.97	$ 2.43
Diluted	$ 0.7	$ 1.71